Commitments - Schedule of Detailed Information About Contractual Obligations and Commitments (Details) R$ in Millions	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	R$ 180,075
Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	25,179
Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	82,705
Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	441
Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	8,761
Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,534
Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	45,177
Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	13,278
Not later than one year
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	13,269
Not later than one year | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,095
Not later than one year | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,187
Not later than one year | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	320
Not later than one year | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	383
Not later than one year | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	193
Not later than one year | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	6,352
Not later than one year | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	739
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	11,843
Later than one year and not later than two years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,095
Later than one year and not later than two years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,250
Later than one year and not later than two years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	101
Later than one year and not later than two years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	383
Later than one year and not later than two years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	217
Later than one year and not later than two years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	5,137
Later than one year and not later than two years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	660
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	11,050
Later than two years and not later than three years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,095
Later than two years and not later than three years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,438
Later than two years and not later than three years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	20
Later than two years and not later than three years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	385
Later than two years and not later than three years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	224
Later than two years and not later than three years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,306
Later than two years and not later than three years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	582
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	9,904
Later than three years and not later than four years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,095
Later than three years and not later than four years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,649
Later than three years and not later than four years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments
Later than three years and not later than four years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	386
Later than three years and not later than four years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	205
Later than three years and not later than four years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	2,987
Later than three years and not later than four years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	582
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	9,738
Later than four years and not later than five years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,095
Later than four years and not later than five years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,694
Later than four years and not later than five years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments
Later than four years and not later than five years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	385
Later than four years and not later than five years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	186
Later than four years and not later than five years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	2,805
Later than four years and not later than five years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	573
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	124,271
Later than five years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	19,704
Later than five years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	60,487
Later than five years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments
Later than five years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	6,839
Later than five years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,509
Later than five years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	23,590
Later than five years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	R$ 10,142